Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

NOTE 8 – LEASES

On June 24, 2019, Haoxi BJ entered into an office lease with an individual (the “Landlord 1”). The lease was from July 1, 2019 to July 1, 2021, and annual rental was RMB431,460 ($63,348). On June 21, 2021, Haoxi BJ extended the lease to June 30, 2023, with an annual payment of RMB675,120 ($99,123), to be paid quarterly. On May 12, 2023, Haoxi BJ extended the lease from July 1, 2023 to March 31, 2024. On March 25, 2024, Haoxi BJ extended the lease from April 1, 2024 to June 30, 2024. On July 9, 2024, the Company renewed the lease from July 1, 2024 to June 30, 2026.

On July 29, 2022, Haoxi BJ entered into an office lease with an individual (the “Landlord 2”) at Room 902, Unit 1, Floor 9, Wantong Tower, Jia No.6, Chao Yang Men Wai Ave., Chaoyang District, Beijing, China. The lease was from August 8, 2022 to August 7, 2024, and annual rental of RMB660,000 ($96,903) to be paid every four month. The latest renewal extends the lease term from August 8, 2025 to August 7, 2027. The lease agreement provides that the leased property may be sold during the lease term. The Company elected not to record operating lease right-of-use assets for short-term leases that have a term of less than 12 months. The cost of short-term leases was recognized in the consolidated statements of operations on a straight-line basis over the lease term.

These leases do not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

	June 30, 2026	June 30, 2025

Operating lease right-of-use assets	$—	79,188
Operating lease liabilities – current	$—	79,188
Total operating lease liabilities	$—	79,188

As of June 30, 2026, ROU assets and lease liabilities were $nil and $nil, respectively. As of June 30, 2025, ROU assets and lease liabilities were $79,188 and $79,188 (from lease liabilities current portion), respectively.

For the fiscal years ended June 30, 2026 and 2025, the Company had operating lease costs of $80,943 and $77,144, respectively.